Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 156,982	€ 213,501
Goodwill	23,392	38,115
Property, plant and equipment	18,430	39,440
Right-of-use assets	95,510	131,597
Deferred income tax assets	7,634	11,598
Other non-current assets	14,967	14,869
Non-current assets	316,915	449,120
Current assets
Inventories	57,174	89,712
Trade receivables	15,382	28,099
Other current assets	22,668	29,112
Cash and bank balances	28,283	18,043
Assets classified as held for sale	29,838
Current assets	153,345	164,966
Total assets	470,260	614,086
Non-current liabilities
Non-current borrowings	9,688	25,222
Non-current lease liabilities	93,375	117,966
Non-current provisions	13,071	3,560
Employee benefits	11,642	17,240
Deferred income tax liabilities	34,757	51,390
Other non-current liabilities	30,216	16,005
Non-current liabilities	192,749	231,383
Current liabilities
Trade payables	45,799	80,424
Current borrowings	325,067	158,540
Current lease liabilities	28,798	36,106
Current provisions	2,984	1,524
Other current liabilities	134,017	139,020
Liabilities associated with assets held for sale	22,517
Current liabilities	559,182	415,614
Total liabilities	751,931	646,997
Net assets	(281,671)	(32,911)
Equity attributable to owners of the Company
Treasury shares		(46,576)
Other reserves	727,547	779,356
Accumulated losses	(975,680)	(737,186)
Equity attributable to owners of the Company	(248,133)	(4,406)
Non- controlling interests	(33,538)	(28,505)
Total deficits	€ (281,671)	€ (32,911)